INCOME TAXES (Tables)	9 Months Ended
Jun. 30, 2012
Equity [Abstract]
Income tax provision
	2012	2011
Current income tax expense (benefit)	$—	$—
Deferred income tax expense (benefit)	—	—
Net income tax expense (benefit) charged to operations	$—	$—

Income tax provision reconciliation
	2012	2011
Loss before income tax provision	$(398,064)	$(429,381)
Expected federal income tax rate	15.0%	15.0%
Expected income tax expense (benefit) at statutory rate	$(59,710)	$(64,407)
Tax effect of:
Meals and entertainment	2,809	1,493
Change in valuation allowance	56,901	62,914
Net income tax expense (benefit)	$—	$—

Deferred tax assets
June 30, 2012
Deferred tax assets:
Organization costs	$60
Contribution carryover	23
Net operating loss carryovers	33,220
Total deferred tax assets	$33,303

Deferred tax liabilities:
Book basis of patent application	$(5,246)
Tax depreciation in excess of book	(498)
Total deferred tax liabilities	$(5,744)

Total deferred tax assets	$33,303
Total deferred tax liabilities	(5,744)
Valuation allowance	(27,559)
Net deferred tax asset (liability)	$—